Average Annual Total Returns - Insight Fund		12 Months Ended	60 Months Ended	78 Months Ended		120 Months Ended	128 Months Ended	148 Months Ended	341 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [5]	Dec. 31, 2025	Dec. 31, 2025
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%			14.29%			9.22%	[2]
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	18.15%	14.59%			17.59%			9.71%	[2]
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class A
Prospectus [Line Items]
Average Annual Return, Percent		12.66%	(1.93%)			15.30%			10.73%
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	12.66%	(4.14%)			12.36%			9.42%
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.49%	(2.15%)			11.67%			9.02%
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class L
Prospectus [Line Items]
Average Annual Return, Percent		18.27%	(1.34%)			15.35%			10.24%
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class I
Prospectus [Line Items]
Average Annual Return, Percent		19.23%	(0.61%)			16.24%			11.22%
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class C
Prospectus [Line Items]
Average Annual Return, Percent		17.02%	(1.60%)			15.23%	14.40%
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		19.31%	(0.53%)			16.30%		15.76%
(Morgan Stanley Insight Fund - Class IR) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	17.15%	13.15%	14.61%	[7]
(Morgan Stanley Insight Fund - Class IR) | Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	18.15%	14.59%	18.29%	[7]
(Morgan Stanley Insight Fund - Class IR) | Class IR
Prospectus [Line Items]
Average Annual Return, Percent		19.31%	(0.52%)	11.34%
(Morgan Stanley Insight Fund - Class IR) | Class IR | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]	19.31%	(2.45%)	9.11%
(Morgan Stanley Insight Fund - Class IR) | Class IR | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.43%	(1.02%)	8.46%

[1]
4	The Russell 3000® Index measures the performance of the largest 3,000 US companies designed to represent approximately 98% of the investable US equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included. It is not possible to invest directly in an index.

[2]
5	Since inception reflects the inception date of Class A shares.

[3]
6	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

[4]
2	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.

[5]
3	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[6]
3	The Russell 3000® Index measures the performance of the largest 3,000 US companies designed to represent approximately 98% of the investable US equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included. It is not possible to invest directly in an index.

[7]
4	Since inception reflects the inception date of Class IR shares.

[8]
5	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

[9]
2	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.